FEDERATED MUNICIPAL SECURITIES FUND, INC.

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

May 23, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:       FEDERATED MUNICIPAL SECURITIES FUND, INC. (the “Trust”)

Class A Shares

Class B Shares

Class C Shares

Class F Shares

Class T Shares

1933 Act File No. 2-57181

1940 Act File No. 811-2677

Dear Sir or Madam:

Post-Effective Amendment No. 84 under the Securities Act of 1933 and Amendment No. 68 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Trust's currently effective Registration Statement.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective July 27, 2017 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to make changes to the Fund’s strategy, change the Fund name, and add Institutional Shares.

This Trust may be marketed through banks, savings associations or credit unions.

On Part C of the Amendment, the Registrant has indicated that financial statements will be filed by amendment. The Registrant anticipates filing these financial statements pursuant to Rule 485(b) on or about July 27, 2017 to become effective immediately upon filing.

If you have any questions on the enclosed material, please contact me at (412) 288-1165.

Very truly yours,

/s/ Sheryl L. McCall

Sheryl L. McCall

Senior Paralegal

Enclosures